ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011

Accrued payroll and welfare	$3,470,619	$3,395,217
Customer deposits	2,993,806	3,847,119
Accrued penalty interest for overdue consideration payable (Note 18(c))	—	3,375,000
Accrued expenses	2,976,613	5,114,213
Accrued professional service fees	414,024	930,541
Other taxes payable	959,710	1,037,465
Others	1,138,454	1,114,995
	$11,953,226	$18,814,550